Northridge Ventures Inc.
          2325 Hurontario Street, Suite 204, Mississauga, ON  L5A 4K4
                 Tel:  (647) 918-4955     Fax:  (416) 850-5739

                                                              September 12, 2011

VIA  EDGAR  AND  REGISTERED  MAIL

Mark  P.  Shuman
Branch  Chief  -  Legal
Securities  and  Exchange  Commission
Division  of  Corporation  Finance
100  F  Street,  N.E.
Washington,  D.C.  20549-4628

     Re:     NORTHRIDGE VENTURES INC.
             REGISTRATION STATEMENT ON FORM S-1
             FILED MARCH 18, 2011
             FILE NO. 333-172934

Dear  Mr.  Shuman:

In connection with the above-captioned filing, we are filing with the Commission, via Edgar, the following documents relating to the registration of Common Stock:

A. Pre-Effective Amendment No. 2 to our Registration Statement on Form S-1 (the "Registration Statement"); and

B. Three copies of the Registration Statement that have been marked to indicate the changes to the Registration Statement made by Pre-Effective Amendment No. 2.

The Registration Statement has been amended to respond to the Staff's letter of non-accounting comments dated, April 14, 2011. Our responses to the Staff's comments are set forth below in the following paragraphs numbered to correspond to the comments in the Staff's letter. Any capitalized terms used in this letter shall have the meanings ascribed to them in the Registration Statement.

General

1. In response to the Staff's comment, we have checked the Rule 415 box (cover page).

Prospectus Cover Page

2. In response to the Staff's comment, we have amended our disclosure on the cover page, and under "Terms of Sale of the Shares" on page 28 of the prospectus.

3. In response to the Staff's comment, we have defined "exploration stage company" on page 3 of the Prospectus.

4. In response to the Staff's comment, we have amended the cover page to provide the requested disclosure.

Summary of Selected Financial Data, page 4

5. In response to the Staff's comment, we advise that we have deleted the Summary of Selected Financial Data.

Risk Factors

(3)     Since our mineral property has not been physically examined by a , page
5

6.     In response to the Staff's comment, we have revised risk factor (3).

(4)     If we do not obtain additional financing, our business may fail, page 5

7.     In response to the Staff's comment, we have revised risk factor (4).

Description of Business

Background, page 12

8. In response to the Staff's comment, we advise that the disclosure in the second paragraph is correct. There were two distinct increases of our authorized common stock to 800 million shares, which were explained by the Company in its definitive Information Statement on Schedule 14C (under "Background"), as filed with the Commission on July 22, 2010. We further advise that the reference to the Company's Articles of Incorporation in the list of Exhibits has been corrected.

Mineral Exploration, page 12

9. In response to the Staff's comment, we advise that the focus of the Company is on acquiring mineral properties, of which the Paradise River Property is merely the first. We have substantially revised our disclosure to make our focus clear.

Exploration program, page 17

10. In response to the Staff's comment, we advise that in light of recent developments in Canada concerning geological reports, as outlined under "Technical Report" in the prospectus, we have deleted all the technical and scientific disclosure concerning the Paradise River Property, including the proposed exploration program.

11. In response to the Staff's comment, we advise that, for the reasons set out in our response no. 10 above, we have deleted the disclosure concerning a proposed exploration program.

Competitive Factors, page 18

12.     In response to the Staff's comment, we have deleted the reference.

Management's Discussion and Analysis of Financial Condition and Result of Operations, page 20

13. In response to the Staff's comment, we advise that delineate is used in its ordinary meaning, to indicate an exact position. Similarly, ore body is used in its ordinary meaning.

Mineral Property Acquisition, page 21

14. In response to the Staff's comment, we have added the requested disclosure to the sixth paragraph under Mineral Property Acquisition on page 13 of the prospectus.

Financing, page 21

15. In response to the Staff's comment, we advise that due to the recent developments in Canada referred to in our response no. 10 above, Fahrinsland Capital has withdrawn its funding commitment and we have deleted the disclosure in that regard.

16. In response to the Staff's comment, please refer to our response no. 15 above.

17. In response to the Staff's comment, we have presented the offering expenses as required by Form S-1 under Item 13 of Part II of the amended registration statement.

Results of Operations, page 22

18. In response to the Staff's comment, we have provided the requested disclosure on page 19 of the prospectus.

Liquidity and Capital Resources, page 22

19. In response to the Staff's comment, we have revised out disclosure throughout the prospectus to eliminate the inconsistency.

Committees of the Board, page 24

20.     In response to the Staff's comment, we have revised the disclosure.

Financial Statements

21. In response to the Staff's comment, we have revised the disclosure to remove the references.

22. In response to the Staff's comment, we advise that our directors and officers have not been paid for their services and are not claiming compensation for the services they have provided. They have contributed limited hours and the amount is not determinable.

23. In response to the Staff's comment, we advise that our business changed significantly between the date of our audited financial statements and November 30, 2011. The note disclosures to our financial statements for the fiscal year ended May 31, 2011, reflect the change to mineral exploration.

Balance Sheets, page F-2

24.     In response to the Staff's comment, we have corrected the date.

25. In response to the Staff's comment, we have revised the disclosure throughout to avoid reference to our Company being in the development stage.

26. In response to the Staff's comment, we have revised the disclosure to correct the amount of issued and outstanding common shares.

27.     In response to the Staff's comment, we have changed the label.

Statements of Cash Flows, page F-5

28. In response to the Staff's comment, we have revised the disclosure as requested.

Note 1.     Incorporation and Continuance of Operations, page F-6

29.     In response to the Staff's comment, we have corrected the disclosure.

30. In response to the Staff's comment, we have revised the disclosure to our financial statements for the year ended May 31, 2011. We respectfully submit that the disclosure on page F-16, inasmuch as it concerns our discontinued internet based business, is consistent with FRC 607.02.

31. In response to the Staff's comment, we have revised the disclosure to our financial statements for the year ended May 31, 2011. We respectfully advise that the disclosure on page F-16, that management plans to "raise equity financing as required" and is "re-assessing its business plan and revenue model" is a correct and complete statement of management's plan at the time to enable our Company to remain viable.

Note 2.     Significant Accounting Policies, page F-7

32. In response to the Staff's comment, we have provided the requested disclosure on page F-9 of the prospectus.

(L)     Revenue Recognition, page F-9

33. In response to the Staff's comment, we have deleted the revenue recognition policy.

Note 5.     Preferred and Common Stock, page F-10

34. In response to the Staff's comment, we have disclosed the voting rights of our common stock.

Signatures

35. In response to the Staff's comment, we have corrected the signature section.

Exhibit 5.1     Legal Opinion

36. In response to the Staff's comment, we are filing a revised legal opinion with the amended registration statement.

We acknowledge that should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing.

We further acknowledge that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Northridge Ventures Inc. from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

We further acknowledge that Northridge Ventures Inc. may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Should the Staff need additional information or have questions concerning our response, please do not hesitate to contact us.

                                   Yours very truly,



                                   /s/ Caroline Rechia
                                   Caroline Rechia
                                   President